UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Three Peaks High Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2011
(unaudited)

Principal
Amount	Security Description	Value	(a)

	Corporate Bonds (97.6%)
	Advertising Sales (0.2%)
	Lamar Media Corp.
$500,000	6.625%, 08/15/15	$511,250

	Apparel Manufacturers (5.9%)
	Hanesbrand, Inc.
7,600,000	8.000%, 12/15/16	8,236,500

	Levi Strauss & Co.
11,000,000	8.875%, 04/01/16	11,467,500

		19,704,000

	Automotive/Truck Parts & Equipment-Original (0.7%)
	Viston Corp.
2,195,000	6.750%, 04/15/19 144A	2,195,000

	Broadcast Service/Programming (3.4%)
	Liberty Media Corp.
10,750,000	5.700%, 05/15/13	11,220,313

	Cable/Satellite TV (4.9%)
	EchoStar DBS Corp.
15,250,000	6.625%, 10/01/14	16,145,938

	Casino Hotels (7.6%)
	Ameristar Casinos, Inc.
8,725,000	9.250%, 06/01/14	9,586,594
4,385,000	7.500%, 04/15/21 144A	4,346,631

	Las Vegas Sands Corp.
11,225,000	6.375%, 02/15/15	11,435,469

		25,368,694

	Cellular Telecommunications (1.2%)
	Nextel Communications
3,150,000	6.875%, 10/31/13	3,173,625

	NII Capital Corp.
815,000	7.625%, 04/01/21	833,338

		4,006,963

	Coal (0.9%)
	Arch Western Finance, LLC
1,295,000	6.750%, 07/01/13	1,307,950

	Massey Energy Co.
1,750,000	6.875%, 12/15/13	1,785,000

		3,092,950

	Commercial Services (2.8%)
	Iron Mountain, Inc.
9,250,000	6.625%, 01/01/16	9,296,250

	Computer Services (0.2%)
	SunGard Data Systems, Inc.
500,000	10.250%, 08/15/15	525,000

	Consumer Products - Miscellaneous (1.0%)
	Jarden Corp.
3,000,000	8.000%, 05/01/16	3,281,250

	Containers - Metal/Glass (2.5%)
	Ball Corp.
3,000,000	7.125%, 09/01/16	3,281,250

	Owens-Brockway Glass Container, Inc.
1,125,000	7.375%, 05/15/16	1,233,281

	Silgan Holdings, Inc.
3,530,000	7.250%, 08/15/16	3,830,050

		8,344,581

	Containers - Paper/Plastic (4.8%)
	Graham Packaging Co., Inc.
7,500,000	9.875%, 10/15/14	7,753,125

	Graphic Packaging International, Inc.
5,894,000	9.500%, 08/15/13	6,026,615

	Rock-Tenn Co.
2,000,000	5.625%, 03/15/13	2,065,000

		15,844,740

	Diverse Operations/Commercial Services (2.4%)
	Aramark Corp.
7,500,000	8.500%, 02/01/15	7,818,750

	Electronic Components - Semiconductor (0.9%)
	Amkor Technology, Inc.
2,750,000	9.250%, 06/01/16	2,884,063

	Food - Retail (1.1%)
	Ingles Markets, Inc.
1,500,000	8.875%, 05/15/17	1,610,625

	Stater Brothers Holdings, Inc.
2,000,000	7.750%, 04/15/15	2,075,000

		3,685,625

	Funeral Service & Related Items (3.1%)
	Service Corp. International
9,500,000	7.375%, 10/01/14	10,426,250

	Gambling- Non-Hotel (0.7%)
	Pinnacle Entertainment, Inc.
2,400,000	7.500%, 06/15/15	2,442,000

	Hotels & Motels (2.2%)
	ITT Corp.
5,000,000	7.375%, 11/15/15	5,600,000

	Wyndham Worldwide Corp.
1,500,000	6.000%, 12/01/16	1,589,460

		7,189,460

	Machinery - Farm (2.0%)
	Case New Holland, Inc.
6,000,000	7.750%, 09/01/13	6,532,500

	Medical - Hospitals (8.6%)
	Community Health Systems, Inc.
11,750,000	8.875%, 07/15/15	12,396,250

	HCA, Inc.
15,500,000	6.750%, 07/15/13	16,294,375

		28,690,625

	Oil Company - Exploration & Production (12.2%)
	Berry Petroleum Co.
4,000,000	10.250%, 06/01/14	4,640,000

	Bill Barrett Corp.
7,500,000	9.875%, 07/15/16	8,437,500

	Comstock Resources, Inc.
4,000,000	8.375%, 10/15/17	4,190,000
1,650,000	7.750%, 04/01/19	1,678,875

	Encore Acquisition Co.
2,500,000	9.500%, 05/01/16	2,818,750

	EV Energy Partners
880,000	8.000%, 04/15/19 144A	895,400

	Denbury Resources, Inc.
4,500,000	9.750%, 03/01/16	5,073,750

	Penn Virginia Corp.
2,250,000	10.375%, 06/15/16	2,542,500

	Petrohawk Energy Corp.
9,500,000	7.875%, 06/01/15	10,070,000

		40,346,775

	Paper & Related Products (1.7%)
	Georgia Pacific Corp.
5,000,000	7.700%, 06/15/15	5,662,500

	Pipelines (2.7%)
	Atlas Pipeline Partners L.P.
3,500,000	8.125%, 12/15/15	3,642,188
2,750,000	8.750%, 06/15/18	2,956,250

	Copano Energy L.L.C.
1,750,000	8.125%, 03/01/16	1,824,375
410,000	7.125%, 04/01/21	415,125

		8,837,938

	Printing/Commercial (0.2%)
	Deluxe Corp.
660,000	7.000%, 03/15/19 144A	656,700

	Private Corrections (1.6%)
	Corrections Corporation of America
3,750,000	6.250%, 03/15/13	3,750,000
1,500,000	6.750%, 01/31/14	1,524,375

		5,274,375

	Real Estate Investment Trust - Hotels (0.5%)
	Host Marriott, L.P.
1,750,000	6.750%, 06/01/16	1,804,688

	Real Estate Management Services (0.2%)
	Kennedy-Wilson
655,000	8.750%, 04/01/19 144A	650,395

	Resorts/Theme Parks (3.4%)
	Universal City Development Partners, Ltd.
3,000,000	8.875%, 11/15/15	3,266,250

	Vail Resorts, Inc.
8,000,000	6.750%, 02/15/14	8,100,000

		11,366,250

	Retail - Apparel/Shoe (0.2%)
	Limited Brands, Inc.
815,000	6.625%, 04/01/21	833,338

	Satellite Telecommunications (1.4%)
	GeoEye, Inc.
2,350,000	9.625%, 10/01/15	2,658,438
1,750,000	8.625%, 10/01/16	1,863,750

		4,522,188

	Telecom Services (0.6%)
	GCI, Inc.
1,550,000	7.250%, 02/15/14	1,565,500

	tw telecom holdings, inc.
500,000	8.000%, 03/01/18	539,375

		2,104,875

	Telephone - Integrated (10.2%)
	Citizens Communications Co.
10,000,000	6.625%, 03/15/15	10,425,000

	Qwest Communications International, Inc.
15,500,000	7.500%, 02/15/14	15,751,875

	Windstream Corp.
3,250,000	8.125%, 08/01/13	3,566,875
3,800,000	8.625%, 08/01/16	4,028,000

		33,771,750

	Theaters (2.1%)
	AMC Entertainment, Inc.
7,000,000	8.000%, 03/01/14	7,078,750

	Transport - Rail (1.8%)
	Kansas City Southern
5,400,000	8.000%, 06/01/15		5,859,000

	Wireless Equipment (1.7%)
	Crown Castle International Corp.
5,250,000	9.000%, 01/15/15		5,788,125

	Total Corporate Bonds		323,763,849

	Total Investments (cost $310,898,434- note b)	97.6%	323,763,849
	Other assets less liabilities	2.4	8,091,579
	Net Assets	100.0%	$331,855,428

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution	Investments
Advertising Sales	0.2%
Apparel Manufacturers	6.1
Automotive/Truck Parts & Equipment-Original	0.7
Broadcast Service/Programming	3.5
Cable/Satellite TV	5.0
Casino Hotels	7.8
Cellular Telecommunications	1.2
Coal	1.0
Commercial Services	2.9
Computer Services	0.2
Consumer Products - Miscellaneous	1.0
Containers - Metal/Glass	2.6
Containers - Paper/Plastic	4.9
Diverse Operations/Commercial Services	2.4
Electronic Components - Semiconductor	0.9
Food - Retail	1.1
Funeral Service & Related Items	3.2
Gambling- Non-Hotel	0.7
Hotels & Motels	2.2
Machinery - Farm	2.0
Medical - Hospitals	8.9
Oil Company - Exploration & Production	12.5
Paper & Related Products	1.7
Pipelines	2.7
Printing/Commercial	0.2
Private Corrections	1.6
Real Estate Investment Trust- Hotels	0.6
Real Estate Management Services	0.2
Resorts/Theme Parks	3.5
Retail - Apparel/Shoe	0.3
Satellite Telecommunications	1.4
Telecom Services	0.6
Telephone - Integrated	10.4
Theaters	2.2
Transport - Rail	1.8
Wireless Equipment	1.8
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2011
(unaudited)
(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $310,898,438 amounted to $12,865,411, which consisted of aggregate gross unrealized appreciation of $13,003,752 and aggregate gross unrealized depreciation of $138,341.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs+:
Corporate Obligations	323,763,849
Level 3 – Significant Unobservable Inputs	-
Total	$323,763,849
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
May 23, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 23, 2011